Note 51 Liabilities from financing activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financing activities liabilities [Line Items]
Debt instruments issued		€ 55,429	[1],[2]	€ 55,763		€ 61,780
Subordinated certificates	[3]	12,485		14,794		17,248
Debt instruments issued		68,707		55,429	[1],[2]	55,763
Subordinated certificates	[3]	15,832		12,485		14,794
Debt certificates [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities		13,283		(678)		(5,728)
Non-cash changes liabilities from financing activities		(5)		344		(289)
Debt certificates [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0		0		0
Debt certificates [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0		0		0
Debt certificates [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0		0		0
Debt certificates [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		(5)		344		(289)
Debt certificates [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities		0		0		0
Subordinated liabilities [Member]
Financing activities liabilities [Line Items]
Cash flows liabilities from financing activities	[3]	3,388		(1,945)		(1,941)
Non-cash changes liabilities from financing activities	[3]	(40)		(364)		(513)
Subordinated liabilities [Member] | Non-cash changes in liabilities from acquisition [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[3]	0		0		0
Subordinated liabilities [Member] | Non-cash changes in liabilities from disposal [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[3]	0		0		(772)
Subordinated liabilities [Member] | Non-cash changes from disposals by companies held for sale [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[3]	0		0		0
Subordinated liabilities [Member] | Non-cash changes from foreign exchange movements [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[3]	(40)		(364)		259
Subordinated liabilities [Member] | Non-cash changes in liabilities from fair value changes [Member]
Financing activities liabilities [Line Items]
Non-cash changes liabilities from financing activities	[3]	€ 0		€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]
(1) There were €35, €24 and €14 million of subordinated deposits as of December 31, 2023, 2022 and 2021, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €345, €313 and €359 million in 2023, 2022 and 2021, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.